Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–131.44%(a)
Alabama–3.16%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	6.00%	06/01/2050	$1,000	$897,645

Black Belt Energy Gas District (The); Series 2022 F, RB(b)	5.50%	12/01/2028	1,000	1,049,445

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 10/18/2010; Cost $739,982)(c)(d)	5.50%	01/01/2043	925	587,375

Jefferson (County of), AL;
Series 2013 C, Revenue Wts. (INS - AGM)(e)(f)	6.60%	10/01/2042	1,300	1,327,859

Series 2013 F, Revenue Wts.(e)	7.75%	10/01/2046	1,700	1,733,333

Series 2013 F, Revenue Wts.(e)	7.90%	10/01/2050	1,000	1,019,135

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2034	1,950	2,047,691

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	1,000	830,361

				9,492,844

American Samoa–0.26%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.63%	09/01/2035	750	788,074

Arizona–3.41%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2022, RB(g)	5.25%	07/01/2052	1,700	1,612,059

Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(g)	5.75%	07/01/2036	1,500	1,537,382

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2040	1,500	1,316,971

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2014 A, RB(g)	6.75%	07/01/2044	750	767,950

Series 2015, Ref. RB(g)	5.00%	07/01/2045	1,845	1,710,716

Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(g)	5.50%	05/01/2040	1,500	1,395,072

Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(g)	6.13%	10/01/2052	1,000	871,956

Town of Florence, Inc. (The) Industrial Development Authority (Legacy Traditional School - Queen Creek and Casa Grande Campuses); Series 2013, RB(b)(g)(h)	6.00%	07/01/2023	1,000	1,019,246

				10,231,352

Arkansas–0.50%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(g)(i)	5.45%	09/01/2052	1,500	1,491,115

California–16.95%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(h)(j)(k)	5.00%	04/01/2027	2,250	2,477,826

California (State of); Series 2020, GO Bonds (INS - BAM)(f)	3.00%	03/01/2050	2,000	1,546,984

California (State of) Educational Facilities Authority (Stanford University);
Series 2013, RB(k)	5.00%	10/01/2032	3,000	3,633,021

Series 2014 U-6, RB(k)	5.00%	05/01/2045	3,000	3,555,114

California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 B, RB	5.88%	08/15/2049	1,250	1,251,173

California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(f)	5.25%	11/01/2052	1,250	1,320,629

California (State of) Pollution Control Finance Authority; Series 2012, RB(g)(i)	5.00%	07/01/2037	1,000	980,691

California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $937,500)(c)(d)(g)(i)	7.00%	12/01/2027	940	94,000

California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2022, RB(g)	5.00%	08/01/2052	1,875	1,851,058

California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	695	695,186

California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(g)	6.75%	06/01/2045	745	720,780

California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM)(f)	5.25%	08/15/2052	2,250	2,373,097

California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	750	763,065

Series 2006 A, RB(l)	0.00%	06/01/2046	10,000	2,354,969

California Educational Facilities Authority; Series 2010, RB(k)	5.25%	04/01/2040	500	615,146

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	$865	$854,442

Foothill-Eastern Transportation Corridor Agency; Series 2014 C, Ref. RB(b)(h)	6.50%	01/15/2024	1,000	1,043,390

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(l)	0.00%	06/01/2066	29,300	3,154,511

Inland Empire Tobacco Securitization Corp.; Series 2007 C-1, RB(l)	0.00%	06/01/2036	10,000	4,149,405

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(i)(j)(k)	5.25%	05/15/2048	3,000	3,112,646

Poway Unified School District (School Facilities Improvement); Series 2011, GO Bonds(l)	0.00%	08/01/2039	8,000	3,948,550

Riverside (County of), CA Transportation Commission; Series 2013 A, RB(b)(h)	5.75%	06/01/2023	1,000	1,016,639

San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 C, RB(l)	0.00%	08/01/2037	5,000	2,160,952

Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(l)	0.00%	06/01/2036	2,000	946,128

Series 2007 A, RB(l)	0.00%	06/01/2041	5,000	1,720,946

Southern California Logistics Airport Authority; Series 2008 A, RB(l)	0.00%	12/01/2044	18,085	3,925,429

Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(l)	0.00%	06/01/2054	3,500	628,222

				50,893,999

Colorado–10.85%
Buffalo Highlands Metropolitan District; Series 2018 A, GO Bonds	5.25%	12/01/2038	1,185	1,134,727

Canyons Metropolitan District No. 5;
Series 2016, GO Bonds	7.00%	12/15/2057	1,500	1,005,187

Series 2017 A, Ref. GO Bonds	6.13%	12/01/2047	1,000	957,530

Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	1,500	1,282,183

Chaparral Pointe Metropolitan District; Series 2021, GO Bonds(g)	5.00%	12/01/2051	1,350	1,090,105

Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(b)(h)	5.50%	01/01/2024	3,000	3,090,719

Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(g)	6.25%	12/01/2050	1,000	712,341

Denver (City & County of), CO;
Series 2018 A, RB(i)(k)	5.25%	12/01/2043	3,000	3,127,857

Series 2022, RB(i)(j)(k)	5.00%	11/15/2042	1,000	1,043,879

Series 2022, RB(i)(j)(k)	5.75%	11/15/2045	2,000	2,215,738

Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	2,270	2,203,108

East Bend Metropolitan District; Series 2022, GO Bonds	6.50%	12/01/2052	2,600	2,488,505

Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	700	649,276

Hess Ranch Metropolitan District No. 6; Series 2020 A-2, GO Bonds(e)	5.75%	12/01/2049	1,000	685,567

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	1,464	1,161,408

North Range Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	5.75%	12/01/2047	1,000	993,234

Palisade Metropolitan District No. 2; Series 2019, GO Bonds	7.25%	12/15/2049	1,000	894,319

Remuda Ranch Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	2,300	2,003,894

Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	936,132

Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	1,500	1,430,226

St. Vrain Lakes Metropolitan District No. 2; Series 2017 A, GO Bonds	5.00%	12/01/2037	1,500	1,444,780

Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	1,000	795,461

Windler Public Improvement Authority; Series 2021 A-2, RB(e)	4.63%	12/01/2051	2,375	1,232,938

				32,579,114

Connecticut–0.55%
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(c)(m)	5.13%	10/01/2036	5,310	637,200

Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	1,000	1,017,260

				1,654,460

Delaware–0.31%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(g)	5.25%	07/01/2048	1,000	944,942

Florida–10.52%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB (Acquired 02/26/2014-06/30/2014; Cost $890,378)(d)	6.38%	11/15/2049	900	644,964

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(g)	5.00%	11/15/2061	$1,075	$735,031

Series 2022 B, RB(g)	6.50%	11/15/2033	100	86,926

Broward (County of), FL Airport System; Series 2017, RB(i)(j)(k)	5.00%	10/01/2042	3,000	3,055,263

Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	2,630	2,635,822

Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences); Series 2018 A-1, RB(c)	5.00%	07/01/2048	250	97,500

Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	2,000	1,449,067

Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 08/14/2019; Cost $102,052)(c)(d)(g)	6.75%	12/03/2035	100	29,000

Series 2015, RB (Acquired 12/02/2015; Cost $988,260)(c)(d)(g)	7.00%	12/01/2045	1,000	290,000

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013-12/19/2013; Cost $1,183,318)(c)(d)(g)	8.25%	05/15/2049	1,200	768,000

Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB(g)	6.13%	06/15/2046	1,000	1,002,173

Florida Development Finance Corp. (River City Science Academy);
Series 2021, RB	4.00%	07/01/2045	1,200	1,008,563

Series 2022, RB	5.00%	02/01/2057	1,150	1,108,811

Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(g)	5.38%	07/15/2038	1,300	1,183,876

Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2012, IDR(g)	5.75%	06/15/2042	1,200	1,200,005

Miami-Dade (County of), FL;
Series 2009, RB(l)	0.00%	10/01/2042	7,900	3,025,352

Series 2022, RB(k)	5.00%	07/01/2052	5,000	5,322,616

Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB	5.00%	04/01/2053	1,500	1,546,179

Seminole (County of), FL; Series 2022, RB(k)	5.00%	10/01/2052	2,430	2,563,966

Tampa (City of), FL; Series 2020 A, RB(l)	0.00%	09/01/2049	13,829	3,837,834

				31,590,948

Guam–0.18%
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	545	533,882

Idaho–0.80%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,600	1,206,520

Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(g)	4.00%	05/01/2057	1,705	1,197,753

				2,404,273

Illinois–14.27%
Berwyn (City of), IL (South Berwyn Corridor); Series 2020, RB(g)	4.50%	12/01/2033	1,920	1,699,061

Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	683	661,791

Chicago (City of), IL;
Series 2007 F, Ref. GO Bonds	5.50%	01/01/2042	1,250	1,258,966

Series 2009 C, Ref. GO Bonds(l)	0.00%	01/01/2031	5,020	3,538,521

Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,500	1,559,713

Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	1,500	1,415,971

Series 2021 A, GO Bonds	5.00%	12/01/2034	2,250	2,243,598

Series 2022 B, Ref. GO Bonds	4.00%	12/01/2040	1,665	1,443,407

Chicago (City of), IL Metropolitan Water Reclamation District; Series 2016 C, GO Bonds(j)(k)	5.00%	12/01/2045	2,250	2,342,143

Chicago (City of), IL Transit Authority; Series 2014, RB(k)	5.25%	12/01/2049	3,000	3,035,640

Chicago O’Hare International Airport;
Series 2022, RB(i)(k)	4.63%	01/01/2053	1,000	979,197

Series 2022, RB (INS - AGM)(f)(i)(k)	5.50%	01/01/2053	1,000	1,051,480

Illinois (State of);
Series 2014, GO Bonds	5.00%	05/01/2039	1,000	1,004,561

Series 2017 C, GO Bonds	5.00%	11/01/2029	1,000	1,042,562

Series 2017 D, GO Bonds(j)(k)	5.00%	11/01/2023	3,000	3,043,106

Series 2020, GO Bonds	5.75%	05/01/2045	1,000	1,054,415

Series 2021 A, GO Bonds	5.00%	03/01/2046	500	501,820

Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	140	140,119

Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(g)	6.00%	12/01/2045	1,000	1,028,355

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	$1,525	$1,316,761

Series 2019 A, Ref. RB	5.00%	11/01/2049	1,000	806,131

Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(j)(k)	5.00%	08/15/2051	5,375	5,653,366

Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(h)	7.00%	08/15/2023	1,000	1,026,950

Illinois (State of) Finance Authority (Rogers Park Montessori School); Series 2014, Ref. RB	6.13%	02/01/2045	1,500	1,509,622

Illinois (State of) Finance Authority (Villa St. Benedict); Series 2015, Ref. RB	6.38%	11/15/2043	775	788,374

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2017 B, Ref. RB(e)	4.70%	12/15/2037	1,000	588,946

Series 2017 B, Ref. RB(e)	4.95%	12/15/2047	3,900	2,117,871

				42,852,447

Indiana–2.13%
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(g)	5.90%	07/01/2038	1,000	985,933

Series 2018 A, Ref. RB(g)	6.00%	07/01/2048	1,000	964,519

Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	3,500	3,419,892

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	7.00%	01/01/2044	1,000	1,027,628

				6,397,972

Iowa–1.31%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,000	911,605

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	2,000	1,933,739

Iowa (State of) Finance Authority (Northcrest, Inc.); Series 2018 A, RB	5.00%	03/01/2038	1,150	1,083,142

				3,928,486

Kansas–1.02%
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB(b)(h)	7.38%	12/15/2023	1,000	1,046,519

Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.50%	05/15/2048	1,000	1,003,854

Series 2018 I, Ref. RB	5.00%	05/15/2038	1,115	1,008,885

				3,059,258

Kentucky–0.74%
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 C, RB(e)	6.88%	07/01/2046	2,000	2,210,207

Louisiana–0.99%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority; Series 2015 A, Ref. RB	6.25%	11/15/2045	750	720,009

New Orleans (City of), LA Aviation Board (North Terminal); Series 2017 B, RB(i)(j)(k)	5.00%	01/01/2048	2,250	2,261,772

				2,981,781

Massachusetts–1.09%
Massachusetts (Commonwealth of); Series 2004 A, Ref. GO Bonds (INS - AMBAC)(f)(k)	5.50%	08/01/2030	960	1,141,412

Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(k)	5.50%	07/01/2032	505	624,683

Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(g)	5.00%	10/01/2057	1,500	1,520,442

				3,286,537

Michigan–1.19%
Charyl Stockwell Academy; Series 2015, Ref. RB	5.75%	10/01/2045	635	566,250

Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2037	600	533,234

Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(g)	5.00%	07/01/2046	2,705	1,675,222

Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(g)	5.00%	08/15/2051	1,000	814,783

				3,589,489

Minnesota–3.13%
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth); Series 2022 B, RB	5.25%	06/15/2052	3,000	3,023,329

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)
Ramsey (City of), MN; Series 2022 A, Ref. RB	5.00%	06/01/2032	$1,500	$1,471,135

Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,010,558

St. Paul (City of), MN Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. RB	6.25%	03/01/2025	645	645,181

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy Project); Series 2018, RB	5.00%	12/01/2043	1,000	904,433

West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	5.00%	11/01/2049	2,750	2,345,939

				9,400,575

Missouri–3.47%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(m)	5.50%	04/01/2027	750	180,000

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	1,250	1,031,829

Series 2017, Ref. RB	5.25%	05/15/2037	2,000	1,799,090

Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village);
Series 2016 A, RB	5.00%	08/15/2046	2,000	1,723,730

Series 2018, Ref. RB	5.00%	08/15/2042	755	669,156

Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(g)	4.25%	12/01/2042	2,000	1,888,902

Missouri Development Finance Board; Series 2022, RB(k)	5.13%	05/01/2052	1,500	1,555,441

St. Louis (City of), MO Industrial Development Authority (Grand Center Redevelopment); Series 2011, RB	6.38%	12/01/2025	275	275,014

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2049	1,500	1,292,313

				10,415,475

Nevada–0.22%
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(g)(l)	0.00%	07/01/2058	5,500	650,174

New Hampshire–0.34%
New Hampshire (State of) Business Finance Authority; Series 2022-2A, RB	4.00%	10/20/2036	1,098	1,012,362

New Jersey–2.41%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(i)	5.25%	09/15/2029	1,000	1,003,332

Series 2012, RB(i)	5.75%	09/15/2027	1,000	1,000,242

New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(g)	6.30%	10/01/2049	1,200	1,207,885

New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.30%	07/01/2044	1,000	965,072

New Jersey (State of) Transportation Trust Fund Authority; Series 2022, RB	5.00%	06/15/2048	3,000	3,072,195

				7,248,726

New York–12.50%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(l)	0.00%	07/15/2035	1,475	723,942

Series 2009, RB(l)	0.00%	07/15/2046	10,000	2,402,377

Hudson Yards Infrastructure Corp.; Series 2017 A, RB(k)	5.00%	02/15/2039	3,000	3,152,442

Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,000	792,973

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 05/05/2009-11/16/2016; Cost $1,615,412)(d)	5.00%	01/01/2058	1,479	728,600

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $730,000)(d)(g)	9.00%	01/01/2041	730	608,980

New York (City of), NY Municipal Water Finance Authority; Series 2012 BB, RB(b)(h)(k)	5.00%	12/15/2022	3,000	3,002,674

New York (City of), NY Transitional Finance Authority; Series 2022, RB(k)	5.25%	11/01/2048	5,000	5,504,623

New York (State of) Dormitory Authority;
Series 2014 C, RB(k)	5.00%	03/15/2041	3,000	3,059,403

Series 2018 E, RB(k)	5.00%	03/15/2045	2,250	2,379,399

New York Counties Tobacco Trust V; Series 2005 S-2, RB(l)	0.00%	06/01/2050	8,100	1,064,424

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,000	2,063,897

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(g)	7.25%	11/15/2044	1,000	1,010,588

New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(i)	5.00%	08/01/2026	610	610,041

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(i)	4.38%	10/01/2045	$1,750	$1,599,759

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB(i)(j)(k)	5.00%	01/07/2046	1,750	1,738,437

Triborough Bridge & Tunnel Authority; Series 2017 A, RB(k)	5.00%	11/15/2047	4,170	4,340,485

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,000	1,884,118

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(g)(i)	7.00%	06/01/2046	1,000	875,992

				37,543,154

North Carolina–0.63%
North Carolina (State of) Medical Care Commission (Aldersgate); Series 2013, Ref. RB(b)(h)	6.25%	07/01/2023	750	765,507

North Carolina (State of) Medical Care Commission (Salemtowne Project); Series 2018 A, RB	5.00%	10/01/2043	1,260	1,143,169

				1,908,676

North Dakota–0.17%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	565	516,485

Ohio–4.80%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	775	711,161

Series 2020 B-3, Ref. RB(l)	0.00%	06/01/2057	6,600	774,086

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(g)	6.75%	01/01/2044	1,000	1,007,668

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(g)	4.50%	12/01/2055	725	568,418

Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2052	3,250	3,252,746

Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	1,500	1,315,966

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	3,075	2,913,174

Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2043	3,875	3,884,204

				14,427,423

Oklahoma–1.14%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	1,000	907,704

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(c)	5.00%	08/01/2052	1,750	1,750

Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 A, RB(c)	7.00%	11/01/2051	665	1,664

Tulsa (City of), OK Municipal Airport Trust; Series 2001 C, Ref. RB(i)	5.50%	12/01/2035	2,500	2,505,204

				3,416,322

Pennsylvania–3.02%
Pennsylvania (Commonwealth of); First Series 2014, GO Bonds(k)	5.00%	06/15/2034	3,000	3,084,847

Philadelphia (City of), PA Authority for Industrial Development (Discovery Charter School); Series 2022, Ref. RB(g)	5.00%	04/15/2052	2,400	2,073,252

Philadelphia (City of), PA Authority for Industrial Development (First Philadelphia Preparatory Charter School); Series 2014 A, RB	7.25%	06/15/2043	750	781,056

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	3,000	3,117,065

				9,056,220

Puerto Rico–8.28%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	500	498,752

Series 2002, RB	5.63%	05/15/2043	1,000	1,000,269

Series 2005 A, RB(l)	0.00%	05/15/2050	27,000	4,679,198

Puerto Rico (Commonwealth of); Subseries 2022, RN	0.00%	11/01/2043	6,638	3,028,495

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB (Acquired 08/08/2018; Cost $310,613)(c)(d)	5.00%	07/01/2037	495	366,300

Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $1,056,613) (INS - NATL)(d)(f)	5.25%	07/01/2035	1,000	991,586

Series 2010 XX, RB (Acquired 08/08/2018; Cost $1,443,250)(c)(d)	5.25%	07/01/2040	2,300	1,707,750

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(i)	6.63%	06/01/2026	$900	$932,304

Puerto Rico (Commonwelath of) Electric Power Authority; Series 2010 ZZ, Ref. RB (Acquired 02/21/2020; Cost $2,346,956)(c)(d)	5.00%	12/01/2049	2,985	2,193,975

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(l)	0.00%	07/01/2046	10,650	2,684,067

Series 2018 A-1, RB(l)	0.00%	07/01/2051	28,462	5,355,473

Series 2018 A-1, RB	5.00%	07/01/2058	1,500	1,423,216

				24,861,385

South Carolina–1.30%
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(g)	5.75%	06/15/2039	1,500	1,523,658

South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	2,000	1,672,885

South Carolina Jobs-Economic Dev. Auth. (Virtus Academy); Series 2021 A, RB	5.00%	06/15/2056	900	717,614

				3,914,157

Tennessee–0.96%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	1,000	903,632

Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.50%	09/01/2047	1,600	1,307,327

Series 2016 A, Ref. RB(g)	5.00%	09/01/2031	750	667,818

				2,878,777

Texas–7.82%
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.13%	03/01/2044	800	815,468

Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	4.00%	07/15/2031	1,500	1,374,200

Series 2016, Ref. RB	5.00%	07/15/2041	1,000	933,299

Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB(i)	7.00%	03/01/2039	1,200	1,111,187

Houston (City of), TX Airport System (Continental Airlines, Inc.); Series 2011 A, Ref. RB(i)	6.63%	07/15/2038	1,000	1,000,308

La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(g)(h)	5.50%	08/15/2024	750	783,860

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(g)(i)	4.63%	10/01/2031	1,500	1,453,895

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	600	495,419

Series 2016, Ref. RB	5.00%	07/01/2046	2,000	1,484,138

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	1,000	911,310

New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	400	337,683

Series 2016 A, RB	5.50%	11/15/2052	1,500	1,235,489

North Texas Tollway Authority; Series 2011 B, RB(b)(h)(l)	0.00%	09/01/2031	7,000	3,450,944

Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	442,363

Sanger Industrial Development Corp. (Texas Pellets); Series 2012 B, RB (Acquired 09/04/2012; Cost $990,000)(c)(d)(i)(m)	8.00%	07/01/2038	990	247,500

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.75%	11/15/2052	1,000	1,006,806

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,004,781)(c)(d)	6.38%	02/15/2052	1,000	650,000

Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	913	643,359

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	1,000	918,374

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	6.75%	06/30/2043	1,000	1,021,229

Texas Water Development Board;
Series 2022, RB(k)	4.80%	10/15/2052	2,000	2,082,011

Series 2022, RB(k)	5.00%	10/15/2057	1,000	1,098,338

				23,497,180

Utah–1.99%
Salt Lake City (City of), UT; Series 2018 A, RB(i)(k)	5.00%	07/01/2043	3,000	3,060,892

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–(continued)
Utah (State of) Charter School Finance Authority (Wallace Stegner Academy); Series 2022 A, RB(g)	5.75%	06/15/2052	$3,000	$2,904,775

				5,965,667

Virginia–0.57%
Ballston Quarter Community Development Authority; Series 2016 A, RB	5.38%	03/01/2036	1,000	726,660

Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	1,000	972,254

				1,698,914

Washington–1.66%
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,000	1,025,185

Washington (State of) Convention Center Public Facilities District; Washington (State of) Convention Center Public Facilities District; Series 2018, RB(j)(k)	5.00%	07/01/2058	3,225	3,158,943

Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB(b)(g)(h)	7.00%	07/01/2025	740	807,882

				4,992,010

West Virginia–1.62%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(g)	5.75%	06/01/2042	1,500	1,097,263

Kanawha (County of), WV (The West Virginia State University Foundation); Series 2013, RB(b)(g)(h)	6.75%	07/01/2023	1,000	1,023,243

Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(g)	5.75%	06/01/2043	2,000	2,022,850

West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(g)(i)	7.25%	02/01/2036	750	525,000

Series 2018, RB(g)(i)	8.75%	02/01/2036	240	192,000

				4,860,356

Wisconsin–5.18%
Wisconsin (State of) Center District; Series 2020 D, RB (INS - AGM)(f)(l)	0.00%	12/15/2060	5,000	771,136

Wisconsin (State of) Public Finance Authority; Series 2022, RB(g)	5.88%	06/01/2052	900	860,611

Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(g)	6.85%	10/01/2047	2,000	1,568,494

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(g)	7.00%	12/01/2050	1,400	1,168,121

Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy); Series 2021 A, RB(g)	5.00%	06/15/2056	1,400	1,068,724

Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(g)	5.75%	10/01/2053	975	974,911

Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $982,664)(c)(d)(g)	6.85%	11/01/2046	1,000	600,000

Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2018 A, RB(g)	6.13%	02/01/2048	1,000	873,152

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.25%	01/01/2038	1,000	615,000

Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(i)	7.25%	06/01/2035	2,500	2,342,222

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,500	1,553,806

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2015, Ref. RB	5.88%	04/01/2045	660	661,999

Series 2022, Ref. RB(g)	4.00%	04/01/2042	1,000	790,384

Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(g)	5.00%	06/15/2057	2,000	1,704,774

				15,553,334

TOTAL INVESTMENTS IN SECURITIES(n)–131.44% (Cost $413,298,979)				394,728,552

FLOATING RATE NOTE OBLIGATIONS–(20.05)%
Notes with interest and fee rates ranging from 2.44% to 2.72% at 11/30/2022 and contractual maturities of collateral ranging from 11/01/2023 to 07/01/2058(o)				(60,205,000)

OTHER ASSETS LESS LIABILITIES–(11.39)%				(34,222,944)

NET ASSETS–100.00%				$300,300,608

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $8,272,014, which represented 2.75% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at November 30, 2022 was $10,508,030, which represented 3.50% of the Trust’s Net Assets.
(e)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $65,929,127, which represented 21.95% of the Trust’s Net Assets.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security subject to the alternative minimum tax.
(j)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $20,935,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Underlying security related to TOB Trusts entered into by the Trust.
(l)	Zero coupon bond issued at a discount.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Trust’s investments with a value of $88,073,806 are held by TOB Trusts and serve as collateral for the $60,205,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$393,663,852	$1,064,700	$394,728,552

                             Invesco Municipal Income Opportunities Trust